Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalent [Abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents [Text Block]	Cash and cash equivalents
	December 31, 2017	December 31, 2016
Cash at financial institutions	$6,916	$-